Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries
Subsidiaries

27.Subsidiaries

The company’s principal operating subsidiaries are presented in the tables below. During 2024 the company consolidated Sleep Country, Peak Achievement and Meadow Foods as described in note 21. Excluded from these tables are intermediate holding companies of investments in subsidiaries and intercompany balances that are eliminated on consolidation.

		Fairfax’s ownership
		(100% other than as
December 31, 2024	Domicile	shown below)

Property and casualty insurance and reinsurance
North American Insurers
Northbridge Financial Corporation (Northbridge)	Canada
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Global Insurers and Reinsurers
Odyssey Group Holdings, Inc. (Odyssey Group)	United States	90.0%
Brit Limited (Brit)	England and Wales
Ki Financial Limited (Ki Insurance)	England and Wales	20.0	% (1)
Allied World Assurance Company Holdings, Ltd (Allied World)	Bermuda	83.4%
International Insurers and Reinsurers
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
FFH Ukraine Holdings (Fairfax Ukraine), which consists of:	Ukraine	70.0%
ARX Insurance Company (ARX Insurance)	Ukraine
Private Joint Stock Company Insurance Company Universalna (Universalna)	Ukraine
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina
SBS Seguros Colombia S.A. (Southbridge Colombia)	Colombia
SBI Seguros Uruguay S.A. (Southbridge Uruguay)	Uruguay
Southbridge Compañía de Seguros Generales S.A. (Southbridge Chile)	Chile
Bryte Insurance Company Ltd (Bryte Insurance)	South Africa
Eurolife FFH General Insurance Single Member S.A. (Eurolife General)	Greece	80.0%
Gulf Insurance Group K.S.C.P. (Gulf Insurance)	Kuwait	97.1%

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados
Connemara Reinsurance Company Ltd. (Connemara)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)	Indonesia	80.8%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%
The Falcon Insurance Public Company Limited (Falcon Thailand)	Thailand	96.7%
Singapore Reinsurance Corporation Limited (Singapore Re)	Singapore

Life insurance and Run-off
Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)	Greece	80.0%
Run-off, which is principally comprised of:
U.S. Run-off: TIG Insurance Company (TIG Insurance)	United States

Investment management
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)	Canada

(1)Brit holds 51.0% of the voting rights of Ki Insurance. Subsequent to December 31, 2024, on January 1, 2025 Ki Insurance completed its separation from Brit and will be presented as a separate operating company within the Global Insurers and Reinsurers reporting segment commencing in the first quarter of 2025.

		Fairfax’s
December 31, 2024	Domicile	ownership		Primary business

Non-insurance companies

Restaurants and retail
Recipe Unlimited Corporation (Recipe)	Canada	84.0%		Franchisor, owner and operator of restaurants
Sleep Country Canada Holdings Inc. (Sleep Country)	Canada	100.0%		Specialty sleep retailer
Sporting Life Group Limited (Sporting Life Group)	Canada	90.1%		Canadian sports lifestyle retail organization

Fairfax India
Fairfax India Holdings Corporation (Fairfax India)	Canada	42.7	% (1)	Invests in public and private Indian businesses

Thomas Cook India
Thomas Cook (India) Limited (Thomas Cook India), which owns:	India	64.5%		Provider of integrated travel and travel-related financial services
100.0% of Sterling Holiday Resorts Limited (Sterling Resorts)	India	64.5%		Owner and operator of holiday resorts

Other
AGT Food and Ingredients Inc. (AGT)	Canada	65.7%		Originator, processor and distributor of value-added pulses and staple foods
Boat Rocker Media Inc. (Boat Rocker)	Canada	44.5	% (3)	Entertainment content creator, producer and distributor
Dexterra Group Inc. (Dexterra Group)	Canada	49.7	% (2)	Provider of infrastructure support services
Farmers Edge Inc. (Farmers Edge)	Canada	70.5%		Provider of advanced digital tools for agriculture
Grivalia Hospitality S.A. (Grivalia Hospitality)	Greece	85.2%		Hospitality real estate investor, developer and manager
Meadow Foods Limited (Meadow Foods)	England and Wales	93.2%		Provider of value-added milk, fats, fresh confectionery and plant-based bulk ingredients
Peak Achievement Athletics Inc. (Peak Achievement)	Canada	100.0%		Designer, manufacturer and distributor of performance sports equipment and related apparel and accessories
(1)	The company owns multiple voting shares and subordinate voting shares of Fairfax India that give it voting rights of 95.2%.
(2)	The company has de facto voting control of Dexterra Group as its largest equity and voting shareholder.
(3)	The company has voting rights of 56.0% due to Boat Rocker’s issuance of non-voting shares to non-controlling interests.